Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revenues
Sales and other operating revenue (including consumer excise taxes)	$ 45,307		$ 34,867	$ 28,459
Interest income	22		5	5
Gain on remeasurement of pipeline equity interests (Note 2)	9		128
Other income, net (Notes 2 and 3)	49		82	95
Revenue	45,387		35,082	28,559
Costs and Expenses
Cost of products sold and operating expenses	41,831		31,003	25,039
Consumer excise taxes	2,246		2,348	2,387
Selling, general and administrative expenses	558		578	612
Depreciation, depletion and amortization	335		418	423
Payroll, property and other taxes	82		94	111
Provision for asset write-downs and other matters (Note 2)	2,629		109	687
Interest cost and debt expense	178		164	145
Interest capitalized	(6)		(7)	(24)
Costs and Expenses, total	47,853		34,707	29,380
Income (loss) from continuing operations before income tax expense (benefit)	(2,466)		375	(821)
Income tax expense (benefit) (Note 4)	(1,063)		76	(374)
Income (loss) from continuing operations	(1,403)		299	(447)
Income (loss) from discontinued operations, net of income taxes (Note 2)	(106)	[1]	129	247
Net income (loss)	(1,509)		428	(200)
Less: Income from continuing operations attributable to noncontrolling interests	175		186	107
Less: Income from discontinued operations attributable to noncontrolling interests			8	22
Net income (loss) attributable to Sunoco, Inc. shareholders	$ (1,684)		$ 234	$ (329)
Basic:
Income (loss) from continuing operations	$ (13.64)		$ 0.94	$ (4.74)
Income (loss) from discontinued operations	$ (0.91)		$ 1.01	$ 1.93
Net income (loss)	$ (14.55)		$ 1.95	$ (2.81)
Diluted:
Income (loss) from continuing operations	$ (13.64)		$ 0.94	$ (4.74)
Income (loss) from discontinued operations	$ (0.91)		$ 1.01	$ 1.93
Net income (loss)	$ (14.55)		$ 1.95	$ (2.81)
Weighted-average number of shares outstanding (Note 5):
Basic	115.7	[2]	120.1	116.9	[2]
Diluted	115.7	[2]	120.3	116.9	[2]
Cash dividends paid per share of common stock (Note 14)	$ 0.60		$ 0.60	$ 1.20

[1]	Includes an $18 million gain ($11 million after tax) attributable to a partial settlement of a retained low sulfur diesel credit liability related to the discontinued Tulsa refining operations.
[2]	Since the assumed issuance of common stock under stock incentive awards would not have been dilutive, the weighted-average number of shares used to compute diluted EPS is equal to the weighted-average number of shares used in the basic EPS computation.